Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities
Variable Interest Entities

20. VARIABLE INTEREST ENTITIES

We are the primary beneficiary of eight VIEs that we consolidate as of December 31, 2010, five of which existed and were consolidated by the Company as of December 31, 2009. The carrying amounts and classification of our consolidated VIEs' assets and liabilities included in our consolidated financial statements are as follows:

	As of December 31, 2010	As of December 31, 2009
In millions
Current assets	$173.0	$8.4
Noncurrent assets	63.1	69.6

Total assets	$236.1	$78.0

Current liabilities	$38.5	$2.1
Noncurrent liabilities	107.8	57.4

Total liabilities	$146.3	$59.5

The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidations. All of the assets in the table above are restricted for settlement of the VIE obligations and all of the liabilities in the table above can only be settled using VIE resources.